MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND  TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 2000            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended November 30, 2000, the global equity markets faced a challenging environment. Both the small-cap and large-cap segments of the international markets declined during this period, largely as a result of the repricing of the technology, media and telecommunications sectors based on earnings concerns and the anticipation of slowing economic growth. Investors began to refocus on such fundamentals as the viability of the business model, the strength of the franchise and relative valuation. In this environment, the best-performing sectors in the small-cap market were energy, utilities and financials.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended November 30, 2000, Morgan Stanley Dean Witter International SmallCap Fund's Class B shares posted a total return of -11.88 percent compared to -10.23 percent for the MSCI EAFE Index.* For the same period, the Fund's Class A, C and D shares returned -11.63 percent, -11.85 percent and -11.43 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark resulted primarily from its stock selection in Japan, particularly companies in the technology area. Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, believed that these companies offered exposure to emerging businesses with long-term opportunity at reasonable valuations, but unfortunately many of them experienced severe declines during this period.

---------------------
* The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends, "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 2000, CONTINUED

Within Europe, the Fund's stock selection was positive, especially in the Netherlands, the United Kingdom and Sweden. Companies that have dominated their industries with new innovative products, such as IHC Caland, Buhrmann and Nobel Biocare, provided a boost to the Fund's return. In addition, consumer-staples and health-care companies, primarily in the United Kingdom, proved to be defensive in a declining market environment.

As of November 30, 2000, the Fund's largest sector allocation was to industrials, which represented 29 percent of the portfolio. In the Pacific Basin, however, many companies in this sector have exposure to technology, which has proved to be problematic in the current market environment. Within Europe, the sub-advisor has focused on identifying companies with recurring cash flows generated from the operations of their business. The Fund's largest sector overweighting relative to its benchmark is consumer staples. The sub-advisor believes that many companies in this area have strong brands and franchises as well as recurring cash flows and are currently trading at reasonable valuations.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management will most likely look to underweight Japan in the near term because of the relatively unfavorable economic environment there and the availability of better investment opportunities in other regions. Mindful of the softening of the U.S. economy, the sub-advisor will seek to minimize exposure to companies that may be negatively affected by this slowdown.

We appreciate your ongoing support of Morgan Stanley Dean Witter International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FUND PERFORMANCE NOVEMBER 30, 2000

                                          AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                         CLASS B SHARES**
   ----------------------------------------------------      -------------------------------------------------
   PERIOD ENDED 11/30/00                                     PERIOD ENDED 11/30/00
   -------------------------                                 -------------------------
   1 Year                     (17.40)%(1)    (21.74)%(2)     1 Year                     (18.16)%(1) (22.25)%(2)
   Since Inception (7/28/97)    3.68 (1)       2.02 (2)      5 Years                      2.81 (1)    2.45 (2)
                                                             Since Inception (7/29/94)    0.46 (1)    0.46 (2)

                     CLASS C SHARES+                                            CLASS D SHARES++
   ----------------------------------------------------      -------------------------------------------------------
   PERIOD ENDED 11/30/00                                     PERIOD ENDED 11/30/00
   -------------------------                                 -------------------------
   1 Year                     (18.13)%(1)    (18.95)%(2)     1 Year                     (17.35)%(1)
   Since Inception (7/28/97)    3.00 (1)       3.00 (2)      Since Inception (7/28/97)    3.80 (1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED)

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (98.1%)
            AUSTRALIA (2.9%)
            BEVERAGES: NON-ALCOHOLIC
   165,130  Neverfail Springwater Ltd..............................................................  $   370,201
                                                                                                     -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   251,247  E.R.G. Ltd.............................................................................      384,345
                                                                                                     -----------
            HOSPITAL/NURSING MANAGEMENT
   438,060  Ramsay Health Care Ltd.................................................................      378,966
                                                                                                     -----------
            MISCELLANEOUS COMMERCIAL SERVICES
   308,671  Ausdoc Group Ltd.......................................................................      267,031
                                                                                                     -----------
            MOVIES/ENTERTAINMENT
    53,250  Billabong International Ltd.*..........................................................      126,402
                                                                                                     -----------

            TOTAL AUSTRALIA........................................................................    1,526,945
                                                                                                     -----------

            AUSTRIA (0.4%)
            TOBACCO
     4,500  Austria Tabakwerke AG..................................................................      221,477
                                                                                                     -----------

            DENMARK (1.0%)
            REGIONAL BANKS
    14,030  Sydbank A/S............................................................................      521,970
                                                                                                     -----------
            FINLAND (6.2%)
            BUILDING PRODUCTS
     8,360  Kone Corp. (B Shares)..................................................................      513,045
    32,910  Uponor Oyj.............................................................................      521,756
                                                                                                     -----------
                                                                                                       1,034,801
                                                                                                     -----------
            ELECTRONIC COMPONENTS
    11,390  Perlos Oyj.............................................................................      210,343
                                                                                                     -----------
            INDUSTRIAL MACHINERY
    62,420  Metso Oyj..............................................................................      589,958
   147,949  Rapala Normark Corp....................................................................      626,349
                                                                                                     -----------
                                                                                                       1,216,307
                                                                                                     -----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    19,665  KCI Konecranes International...........................................................      486,497
    20,730  Wartsila Oyj (B Shares)................................................................      344,906
                                                                                                     -----------
                                                                                                         831,403
                                                                                                     -----------
            TOTAL FINLAND..........................................................................    3,292,854
                                                                                                     -----------
            FRANCE (4.6%)
            ENVIRONMENTAL SERVICES
     5,589  Alliance et Gestion Commerciale........................................................      489,292
                                                                                                     -----------
NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY
    14,140  Groupe Legris Industries S.A...........................................................  $   514,250
                                                                                                     -----------
            OFFICE EQUIPMENT/SUPPLIES
    25,737  Neopost S.A.*..........................................................................      476,414
                                                                                                     -----------
            OTHER CONSUMER SPECIALTIES
    19,953  L'Europeenne d'Extincteurs*............................................................      499,705
                                                                                                     -----------
            SPECIALTY INSURANCE
       980  Coface.................................................................................       96,466
                                                                                                     -----------
            TEXTILES
     5,999  Chargeurs S.A..........................................................................      364,495
                                                                                                     -----------

            TOTAL FRANCE...........................................................................    2,440,622
                                                                                                     -----------

            GERMANY (6.9%)
            APPAREL/FOOTWEAR
     2,440  Escada AG..............................................................................      254,102
                                                                                                     -----------
            AUTO PARTS: O.E.M.
    21,216  Beru AG................................................................................      702,288
                                                                                                     -----------
            CONSTRUCTION MATERIALS
    31,801  Dyckerhoff AG (Pref.)..................................................................      545,727
                                                                                                     -----------
            HOME FURNISHINGS
    22,176  WMF- Wuerttembergische Metallwarenfabrik AG (Pref.)....................................      256,923
                                                                                                     -----------
            INDUSTRIAL MACHINERY
    56,335  Sartorius AG (Pref.)...................................................................      412,707
    18,409  Winkler & Duennebier AG................................................................      227,712
                                                                                                     -----------
                                                                                                         640,419
                                                                                                     -----------
            MEDICAL/NURSING SERVICES
    32,426  Marseille-Kliniken AG..................................................................      237,551
                                                                                                     -----------
            METAL FABRICATIONS
    84,873  FAG Kugelfischer Georg Schaefer AG.....................................................      576,676
                                                                                                     -----------
            MISCELLANEOUS COMMERCIAL SERVICES
     8,178  Techem AG*.............................................................................      227,251
                                                                                                     -----------
            SERVICES TO THE HEALTH INDUSTRY
     2,901  SCS Standard Computersysteme...........................................................      --
                                                                                                     -----------
            SPECIALTY STORES
    30,890  Moebel Walther AG - Vorzugsakt.........................................................      220,648
                                                                                                     -----------

            TOTAL GERMANY..........................................................................    3,661,585
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            HONG KONG (2.0%)
            FOOD: SPECIALTY/CANDY
 1,638,140  Vitasoy International Holdings Ltd.....................................................  $   239,423
                                                                                                     -----------
            REAL ESTATE DEVELOPMENT
   278,663  Hysan Development Co., Ltd.............................................................      335,829
                                                                                                     -----------
            SPECIALTY TELECOMMUNICATIONS
   196,060  Asia Satellite Telecommunications Holdings Ltd.........................................      480,102
                                                                                                     -----------
            TOTAL HONG KONG........................................................................    1,055,354
                                                                                                     -----------

            ITALY (0.5%)
            REGIONAL BANKS
   249,310  Cassa di Risparmio di Firenze SpA*.....................................................      260,174
                                                                                                     -----------
            JAPAN (34.9%)
            AGRICULTURAL COMMODITIES/MILLING
    25,000  Fuji Oil Co., Ltd......................................................................      253,122
     6,700  Hokuto Corp............................................................................      227,334
                                                                                                     -----------
                                                                                                         480,456
                                                                                                     -----------
            AIR FREIGHT/COURIERS
    18,700  Yusen Air & Sea Service Co., Ltd.......................................................      324,864
                                                                                                     -----------
            APPAREL/FOOTWEAR RETAIL
     1,900  Fast Retailing Co., Ltd................................................................      464,857
        45  Kyoto Kimono Yuzen Co., Ltd............................................................      181,189
     6,000  Ryohin Keikaku Co., Ltd................................................................      271,987
     3,000  Xebio Co., Ltd.........................................................................       66,368
                                                                                                     -----------
                                                                                                         984,401
                                                                                                     -----------
            AUTO PARTS: O.E.M.
    17,000  Stanley Electric Co., Ltd..............................................................      194,580
                                                                                                     -----------
            BEVERAGES: NON-ALCOHOLIC
     4,400  ITO EN, Ltd............................................................................      286,247
                                                                                                     -----------
            CHEMICALS: MAJOR DIVERSIFIED
     3,400  Stella Chemifa Corp....................................................................      159,971
                                                                                                     -----------
            CHEMICALS: SPECIALTY
    34,000  Shin-Etsu Polymer Co., Ltd.............................................................      205,809
                                                                                                     -----------
            CONSUMER SUNDRIES
    10,600  Aderans Co., Ltd.......................................................................      369,254
                                                                                                     -----------
NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING
     7,600  FP Corp................................................................................  $   215,237
     8,200  Fuji Seal, Inc.........................................................................      166,938
                                                                                                     -----------
                                                                                                         382,175
                                                                                                     -----------
            DRUGSTORE CHAINS
     3,100  Matsumotokiyoshi Co., Ltd..............................................................      109,392
                                                                                                     -----------
            ELECTRICAL PRODUCTS
     9,400  Cosel Co., Ltd.........................................................................      322,349
     6,000  Hosiden Corp...........................................................................      208,469
     6,100  Nidec Corp.............................................................................      361,518
    19,000  Ushio Inc..............................................................................      310,134
                                                                                                     -----------
                                                                                                       1,202,470
                                                                                                     -----------
            ELECTRONIC COMPONENTS
     1,600  Enplas Corp............................................................................       61,093
    12,200  Jastec Co., Ltd........................................................................      392,979
    11,600  Zuken Inc..............................................................................      234,582
                                                                                                     -----------
                                                                                                         688,654
                                                                                                     -----------
            ELECTRONIC DISTRIBUTORS
    13,000  Toyo Corp..............................................................................      370,521
                                                                                                     -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
     5,600  CAC Corp...............................................................................      230,547
     2,600  Funai Electric Co., Ltd................................................................      176,439
    28,000  Horiba, Ltd............................................................................      236,880
                                                                                                     -----------
                                                                                                         643,866
                                                                                                     -----------
            ELECTRONIC PRODUCTION EQUIPMENT
    11,400  Fujimi Inc.............................................................................      350,706
                                                                                                     -----------
            ELECTRONICS/APPLIANCES
    27,000  Omega Project Co., Ltd.*...............................................................       74,267
    11,100  Rinnai Corp............................................................................      205,388
    13,400  Yokowo Co., Ltd........................................................................      249,765
                                                                                                     -----------
                                                                                                         529,420
                                                                                                     -----------
            ENGINEERING & CONSTRUCTION
     7,000  Daimei Telecom Engineering Corp........................................................       54,280
                                                                                                     -----------
            FINANCE/RENTAL/LEASING
     5,000  Aeon Credit Service Co., Ltd...........................................................      266,015
                                                                                                     -----------
            FOOD RETAIL
     9,000  Circle K Japan Co., Ltd................................................................      324,104
    10,000  Matsuya Foods Co., Ltd.................................................................      125,317
    11,000  Mitta Co., Ltd.*.......................................................................      263,753
     3,400  Uoriki Co., Ltd........................................................................       73,833
                                                                                                     -----------
                                                                                                         787,007
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            FOOD: MEAT/FISH/DAIRY
    28,000  Yonekyu Corp...........................................................................  $   303,764
                                                                                                     -----------
            FOOD: SPECIALTY/CANDY
     4,570  Ariake Japan Co., Ltd..................................................................      262,572
    20,000  Fujicco Co., Ltd.......................................................................      244,300
     6,900  Rock Field Co., Ltd....................................................................      305,917
                                                                                                     -----------
                                                                                                         812,789
                                                                                                     -----------
            HOME BUILDING
       500  Higashi Nihon House Co.................................................................        1,280
                                                                                                     -----------
            HOUSEHOLD/PERSONAL CARE
     2,100  Fancl Corp.............................................................................       61,564
     4,800  Milbon Co. Ltd.........................................................................      269,273
                                                                                                     -----------
                                                                                                         330,837
                                                                                                     -----------
            INDUSTRIAL MACHINERY
     5,000  Arrk Corp..............................................................................      199,059
    28,000  Daifuku Co., Ltd.......................................................................      187,731
     7,000  Fuji Machine Manufacturing Co., Ltd....................................................      177,660
    11,000  THK Co., Ltd...........................................................................      298,588
     3,190  Union Tool Co..........................................................................      207,818
                                                                                                     -----------
                                                                                                       1,070,856
                                                                                                     -----------
            INDUSTRIAL SPECIALTIES
    34,000  Lintec Corp............................................................................      371,625
     5,700  Taiyo Ink Manufacturing Co., Ltd.......................................................      242,400
                                                                                                     -----------
                                                                                                         614,025
                                                                                                     -----------
            INFORMATION TECHNOLOGY SERVICES
         3  Acces Co., Ltd.........................................................................       81,433
     1,900  Alpha Systems Inc......................................................................      236,383
     1,100  Fujitsu Support & Service, Inc.........................................................      108,388
    19,000  MKC-Stat Corp..........................................................................      314,604
                                                                                                     -----------
                                                                                                         740,808
                                                                                                     -----------
            MEDICAL DISTRIBUTORS
       900  Japan Medical Dynamic Marketing, Inc...................................................       28,502
    13,400  Nagaileben Co., Ltd....................................................................      265,527
                                                                                                     -----------
                                                                                                         294,029
                                                                                                     -----------
            MISCELLANEOUS COMMERCIAL SERVICES
       950  Bellsystem 24, Inc.....................................................................      350,706
                                                                                                     -----------
            OTHER CONSUMER SERVICES
     7,800  H.I.S. Co., Ltd........................................................................      125,624
                                                                                                     -----------
            OTHER CONSUMER SPECIALTIES
    29,500  Combi Corp.............................................................................      132,125
                                                                                                     -----------
NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            PACKAGED SOFTWARE
     7,100  Fuji Soft ABC Inc......................................................................  $   462,541
     3,500  Trend Micro Inc.*......................................................................      379,705
                                                                                                     -----------
                                                                                                         842,246
                                                                                                     -----------
            PHARMACEUTICALS: OTHER
     5,000  Hisamitsu Pharmaceutical Co., Inc......................................................       90,481
                                                                                                     -----------
            PUBLISHING: BOOKS/MAGAZINES
     7,800  Shobunsha Publications, Inc............................................................       92,242
         5  Shoeisha Co., Ltd......................................................................       96,363
                                                                                                     -----------
                                                                                                         188,605
                                                                                                     -----------
            REAL ESTATE DEVELOPMENT
     7,800  Meiwa Estate Co., Ltd..................................................................      148,561
       700  Sekiwa Real Estate Chubu, Ltd..........................................................        2,533
    35,000  Sekiwa Real Estate, Ltd................................................................      129,524
    39,000  TOC Co., Ltd...........................................................................      239,251
                                                                                                     -----------
                                                                                                         519,869
                                                                                                     -----------
            RECREATIONAL PRODUCTS
    10,200  Tomy Co., Ltd..........................................................................      191,965
                                                                                                     -----------
            RESTAURANTS
     6,800  Doutor Coffee Co., Ltd.................................................................      482,989
    22,000  Ichibanya Co., Ltd.....................................................................      240,861
     5,500  Origin Toshu Co., Ltd..................................................................      164,224
     5,600  Plenus Co., Ltd........................................................................      202,678
    14,900  Saint Marc Co., Ltd....................................................................      536,573
     5,300  Saizeriya Co., Ltd.....................................................................      262,794
     6,600  Watami Food Service Co., Ltd...........................................................      297,394
                                                                                                     -----------
                                                                                                       2,187,513
                                                                                                     -----------
            SERVICES TO THE HEALTH INDUSTRY
     1,500  Nichii Gakkan Co.......................................................................       56,868
                                                                                                     -----------
            SPECIALTY STORES
    12,300  Nitori Co..............................................................................      311,618
     4,300  Otsuka Kagu Ltd........................................................................      264,178
    17,000  Tsutsumi Jewelry Co., Ltd..............................................................      283,641
                                                                                                     -----------
                                                                                                         859,437
                                                                                                     -----------
            TELECOMMUNICATION EQUIPMENT
    26,000  Denki Kogyo Co., Ltd...................................................................      164,676
                                                                                                     -----------
            WHOLESALE DISTRIBUTORS
     4,400  Misumi Corp............................................................................      342,381
                                                                                                     -----------

            TOTAL JAPAN............................................................................   18,610,972
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            NETHERLANDS (7.1%)
            AGRICULTURAL COMMODITIES/MILLING
    15,420  Nutreco Holding NV.....................................................................  $   726,019
                                                                                                     -----------
            ENGINEERING & CONSTRUCTION
    16,300  Hollandsche Beton Groep NV.............................................................      144,829
                                                                                                     -----------
            FOOD: SPECIALTY/CANDY
    29,240  CSM NV.................................................................................      725,923
                                                                                                     -----------
            INDUSTRIAL CONGLOMERATES
    23,130  Internatio-Muller NV...................................................................      495,654
                                                                                                     -----------
            OFFICE EQUIPMENT/SUPPLIES
    29,763  Samas Groep NV.........................................................................      451,122
                                                                                                     -----------
            OILFIELD SERVICES/EQUIPMENT
    13,910  IHC Caland NV..........................................................................      636,748
                                                                                                     -----------
            RECREATIONAL PRODUCTS
     7,600  Head NV*...............................................................................       40,914
                                                                                                     -----------
            WHOLESALE DISTRIBUTORS
    21,533  Buhrmann NV............................................................................      533,648
                                                                                                     -----------
            TOTAL NETHERLANDS......................................................................    3,754,857
                                                                                                     -----------
            NEW ZEALAND (3.4%)
            BEVERAGES: NON-ALCOHOLIC
   349,900  Frucor Beverages Group Ltd.*...........................................................      267,029
                                                                                                     -----------
            CASINO/GAMING
    88,073  Sky City Ltd...........................................................................      275,359
                                                                                                     -----------
            ELECTRONICS/APPLIANCES
   179,470  Fisher & Paykel Industries Ltd.........................................................      533,865
                                                                                                     -----------
            ENGINEERING & CONSTRUCTION
   580,034  Fletcher Challenge Building............................................................      452,177
                                                                                                     -----------
            OTHER TRANSPORTATION
   250,740  Auckland Intl Airport Ltd..............................................................      303,492
                                                                                                     -----------
            TOTAL NEW ZEALAND......................................................................    1,831,922
                                                                                                     -----------

            NORWAY (1.1%)
            REGIONAL BANKS
    21,320  Gjensidige NOR Sparebanken.............................................................      574,719
                                                                                                     -----------
            SINGAPORE (0.5%)
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   120,420  Avimo Group Ltd........................................................................      243,106
                                                                                                     -----------
NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

            SPAIN (2.1%)
            OTHER CONSUMER SERVICES
    53,500  Amadeus Global Travel Distribution S.A. (A Shares)*....................................  $   405,453
                                                                                                     -----------
            PULP & PAPER
    33,843  Miquel y Costas & Miquel, S.A..........................................................      722,276
                                                                                                     -----------

            TOTAL SPAIN............................................................................    1,127,729
                                                                                                     -----------

            SWEDEN (5.3%)
            HOTELS/RESORTS/CRUISELINES
    56,550  Scandic Hotels AB......................................................................      592,088
                                                                                                     -----------
            INDUSTRIAL MACHINERY
    40,700  Haldex AB..............................................................................      349,025
                                                                                                     -----------
            MEDICAL/NURSING SERVICES
    14,020  Nobel Biocare AB.......................................................................      432,686
                                                                                                     -----------
            STEEL
    37,700  Hoganas AB (Class B)...................................................................      533,819
                                                                                                     -----------
            TOBACCO
   263,855  Swedish Match AB.......................................................................      934,023
                                                                                                     -----------

            TOTAL SWEDEN...........................................................................    2,841,641
                                                                                                     -----------

            SWITZERLAND (6.6%)
            BUILDING PRODUCTS
     1,005  Zehnder Holdings AG....................................................................      581,213
                                                                                                     -----------
            COMMERCIAL PRINTING/FORMS
     1,695  Edipresse S.A. (Bearer Shares).........................................................      626,111
                                                                                                     -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
     1,185  Leica Geosystems AG*...................................................................      355,651
                                                                                                     -----------
            INDUSTRIAL MACHINERY
       330  Bobst AG (Bearer Shares)...............................................................      420,928
       875  Saurer AG (Registered Shares)*.........................................................      383,816
                                                                                                     -----------
                                                                                                         804,744
                                                                                                     -----------
            MEDICAL SPECIALTIES
     2,080  Sulzer Medica AG (Registered Shares)...................................................      522,221
                                                                                                     -----------
            SPECIALTY STORES
     2,890  Valora Holding AG......................................................................      615,497
                                                                                                     -----------

            TOTAL SWITZERLAND......................................................................    3,505,437
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            UNITED KINGDOM (13.7%)
            AUTO PARTS: O.E.M.
    66,880  Laird Group PLC........................................................................  $   307,724
                                                                                                     -----------
            BROADCASTING
   101,380  SMG PLC................................................................................      343,710
                                                                                                     -----------
            BUILDING PRODUCTS
    82,550  Caradon PLC............................................................................      232,245
   139,340  SIG PLC................................................................................      400,950
                                                                                                     -----------
                                                                                                         633,195
                                                                                                     -----------
            CHEMICALS: SPECIALTY
    86,000  British Vita PLC.......................................................................      196,011
                                                                                                     -----------
            FOOD: MEAT/FISH/DAIRY
   749,500  Bernard Matthews PLC...................................................................    1,921,793
                                                                                                     -----------
            FOOD: SPECIALTY/CANDY
   496,840  Devro PLC..............................................................................      375,107
                                                                                                     -----------
            HOUSEHOLD/PERSONAL CARE
    38,205  Reckitt Benckiser PLC..................................................................      487,630
                                                                                                     -----------
            INDUSTRIAL MACHINERY
    89,130  Spirax-Sarco Engineering PLC...........................................................      439,936
   348,140  The Six Hundred Group PLC..............................................................      272,759
                                                                                                     -----------
                                                                                                         712,695
                                                                                                     -----------
            MEDICAL DISTRIBUTORS
    24,747  Alliance Unichem PLC...................................................................      207,938
                                                                                                     -----------
            MEDICAL SPECIALTIES
    88,660  SSL International PLC..................................................................      655,477
                                                                                                     -----------
            METAL FABRICATIONS
   199,270  Glynwed International PLC..............................................................      553,527
                                                                                                     -----------
NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            MISCELLANEOUS MANUFACTURING
   298,280  Halma PLC..............................................................................  $   486,510
                                                                                                     -----------
            REAL ESTATE DEVELOPMENT
   217,320  NHP PLC................................................................................       77,393
                                                                                                     -----------
            RESTAURANTS
    36,685  Luminar PLC............................................................................      338,108
                                                                                                     -----------

            TOTAL UNITED KINGDOM...................................................................    7,296,818
                                                                                                     -----------

TOTAL INVESTMENTS
(COST $58,074,133)(a)......................................................................   99.1%    52,768,182

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.9        488,907
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 53,257,089
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,526,296 and the aggregate gross unrealized depreciation is $10,832,247, resulting in net unrealized depreciation of $5,305,951.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Agricultural Commodities/Milling...................................................
                                                                                     $ 1,206,475      2.3%
Air Freight/Couriers...............................................................      324,864      0.6
Apparel/Footwear...................................................................      254,102      0.5
Apparel/Footwear Retail............................................................      984,401      1.8
Auto Parts: O.E.M..................................................................    1,204,592      2.3
Beverages: Non-Alcoholic...........................................................      923,477      1.7
Broadcasting.......................................................................      343,710      0.6
Building Products..................................................................    2,249,208      4.2
Casino/Gaming......................................................................      275,359      0.5
Chemicals: Major Diversified.......................................................      159,971      0.3
Chemicals: Specialty...............................................................      401,820      0.8
Commercial Printing/Forms..........................................................      626,111      1.2
Construction Materials.............................................................      545,727      1.0
Consumer Sundries..................................................................      369,254      0.7
Containers/Packaging...............................................................      382,175      0.7
Drugstore Chains...................................................................      109,392      0.2
Electrical Products................................................................    1,202,470      2.2
Electronic Components..............................................................      898,996      1.7
Electronic Distributors............................................................      370,521      0.7
Electronic Equipment/Instruments...................................................    1,626,967      3.1
Electronic Production Equipment....................................................      350,706      0.7
Electronics/Appliances.............................................................    1,063,285      2.0
Engineering & Construction.........................................................      651,286      1.2
Environmental Services.............................................................      489,292      0.9
Finance/Rental/Leasing.............................................................      266,015      0.5
Food Retail........................................................................      787,007      1.5
Food: Meat/Fish/Dairy..............................................................    2,225,557      4.2
Food: Specialty/Candy..............................................................    2,153,242      4.0
Home Building......................................................................        1,280      0.0
Home Furnishings...................................................................      256,923      0.5
Hospital/Nursing Management........................................................      378,966      0.7
Hotels/Resorts/Cruiselines.........................................................      592,088      1.1
Household/Personal Care............................................................      818,466      1.5
Industrial Conglomerates...........................................................      495,654      0.9
Industrial Machinery...............................................................    5,308,297     10.0
Industrial Specialties.............................................................      614,025      1.2
Information Technology Services....................................................      740,807      1.4
Medical Distributors...............................................................      501,966      0.9
                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Medical Specialties................................................................  $ 1,177,698      2.2%
Medical/Nursing Services...........................................................      670,237      1.3
Metal Fabrications.................................................................    1,130,204      2.1
Miscellaneous Manufacturing........................................................      486,510      0.9
Miscellaneous Commercial Services..................................................      844,988      1.6
Movies/Entertainment...............................................................      126,402      0.2
Office Equipment/Supplies..........................................................      927,536      1.7
Oilfield Services/Equipment........................................................      636,748      1.2
Other Consumer Services............................................................      531,078      1.0
Other Consumer Specialties.........................................................      631,831      1.2
Other Transportation...............................................................      303,492      0.6
Packaged Software..................................................................      842,246      1.6
Pharmaceuticals: Other.............................................................       90,481      0.2
Publishing: Books/Magazines........................................................      188,605      0.4
Pulp & Paper.......................................................................      722,276      1.4
Real Estate Development............................................................      933,092      1.8
Recreational Products..............................................................      232,879      0.4
Regional Banks.....................................................................    1,356,863      2.5
Restaurants........................................................................    2,525,621      4.7
Services to the Health Industry....................................................       56,868      0.1
Specialty Insurance................................................................       96,466      0.2
Specialty Stores...................................................................    1,695,582      3.2
Specialty Telecommunications.......................................................      480,102      0.9
Steel..............................................................................      533,819      1.0
Telecommunication Equipment........................................................      164,676      0.3
Textiles...........................................................................      364,495      0.7
Tobacco............................................................................    1,155,501      2.2
Trucks/Construction/Farm Machinery.................................................      831,403      1.6
Wholesale Distributors.............................................................      876,029      1.6
                                                                                     -----------    -----
                                                                                     $52,768,182     99.1%
                                                                                     -----------    -----
                                                                                     -----------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $51,552,825     96.8%
Preferred Stocks...................................................................    1,215,357      2.3
                                                                                     -----------    -----
                                                                                     $52,768,182     99.1%
                                                                                     -----------    -----
                                                                                     -----------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $58,074,133).........................................  $52,768,182
Cash (including $154,026 in foreign currency)..................................................      253,982
Receivable for:
    Investments sold...........................................................................      352,994
    Foreign withholding taxes reclaimed........................................................       67,955
    Shares of beneficial interest sold.........................................................       17,934
Prepaid expenses and other assets..............................................................       66,489
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   53,527,536
                                                                                                 -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..................................................       55,700
    Investment management fee..................................................................       53,492
    Investments purchased......................................................................       50,459
    Plan of distribution fee...................................................................       43,727
Accrued expenses and other payables............................................................       67,069
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................      270,447
                                                                                                 -----------
     NET ASSETS................................................................................  $53,257,089
                                                                                                 ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $60,792,049
Net unrealized depreciation....................................................................   (5,326,037)
Accumulated net investment loss................................................................     (625,995)
Accumulated net realized loss..................................................................   (1,582,928)
                                                                                                 -----------
     NET ASSETS................................................................................  $53,257,089
                                                                                                 ===========
CLASS A SHARES:
Net Assets.....................................................................................   $1,265,903
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      126,384
     NET ASSET VALUE PER SHARE.................................................................       $10.02
                                                                                                 ===========

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........................................       $10.67
                                                                                                 ===========
CLASS B SHARES:
Net Assets.....................................................................................  $49,363,844
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    5,043,714
     NET ASSET VALUE PER SHARE.................................................................        $9.79
                                                                                                 ===========
CLASS C SHARES:
Net Assets.....................................................................................     $843,799
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       86,163
     NET ASSET VALUE PER SHARE.................................................................        $9.79
                                                                                                 ===========
CLASS D SHARES:
Net Assets.....................................................................................   $1,783,543
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      177,468
     NET ASSET VALUE PER SHARE.................................................................       $10.05
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $115,933 foreign withholding tax)............................................  $   467,948
Interest.......................................................................................       66,059
                                                                                                 -----------

     TOTAL INCOME..............................................................................      534,007
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      379,605
Plan of distribution fee (Class A shares)......................................................        3,535
Plan of distribution fee (Class B shares)......................................................      299,026
Plan of distribution fee (Class C shares)......................................................        5,927
Transfer agent fees and expenses...............................................................       67,852
Professional fees..............................................................................       39,708
Registration fees..............................................................................       34,869
Shareholder reports and notices................................................................       33,221
Custodian fees.................................................................................       14,445
Trustees' fees and expenses....................................................................        5,996
Other..........................................................................................       11,265
                                                                                                 -----------

     TOTAL EXPENSES............................................................................      895,449
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (361,442)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments................................................................................    1,861,213
    Foreign exchange transactions..............................................................     (114,366)
                                                                                                 -----------

     NET GAIN..................................................................................    1,746,847
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   (8,768,315)
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies........................................................      (20,087)
                                                                                                 -----------

     NET DEPRECIATION..........................................................................   (8,788,402)
                                                                                                 -----------

     NET LOSS..................................................................................   (7,041,555)
                                                                                                 -----------

NET DECREASE...................................................................................  $(7,402,997)
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX     FOR THE YEAR
                                                                               MONTHS ENDED        ENDED
                                                                             NOVEMBER 30, 2000  MAY 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................................................    $   (361,442)    $   (520,665)
Net realized gain..........................................................       1,746,847       18,812,033
Net change in unrealized appreciation/depreciation.........................      (8,788,402)      (2,530,136)
                                                                               ------------     ------------

     NET INCREASE (DECREASE)...............................................      (7,402,997)      15,761,232
                                                                               ------------     ------------
Net increase (decrease) from transactions in shares of beneficial
  interest.................................................................     (10,183,918)       5,162,098

     NET INCREASE (DECREASE)...............................................     (17,586,915)      20,923,330

NET ASSETS:
Beginning of period........................................................      70,844,004       49,920,674
                                                                               ------------     ------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $625,995 AND $264,553,
    RESPECTIVELY)..........................................................    $ 53,257,089     $ 70,844,004
                                                                               ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc.(the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $9,585,332 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended
November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $40,640, and $907, respectively and received $4,176 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $18,088,338 and $25,422,993, respectively.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                   FOR THE
                                                                          MONTHS ENDED                  YEAR ENDED
                                                                        NOVEMBER 30, 2000              MAY 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................   6,381,169   $  69,079,821     4,905,335  $  55,329,299
Redeemed.........................................................  (6,425,497)    (69,959,406)   (4,789,580)   (54,516,059)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class A................................     (44,328)       (879,585)      115,755        813,240
                                                                   ----------   -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   2,870,926      31,724,067    10,940,212    123,323,575
Redeemed.........................................................  (3,727,000)    (41,225,908)  (10,566,342)  (120,926,855)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class B................................    (856,074)     (9,501,841)      373,870      2,396,720
                                                                   ----------   -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................     478,332       5,085,046       365,030      4,282,268
Redeemed.........................................................    (485,171)     (5,162,135)     (293,395)    (3,490,392)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class C................................      (6,839)        (77,089)       71,635        791,876
                                                                   ----------   -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................     116,062       1,302,912     1,801,148     22,041,069
Redeemed.........................................................     (97,025)     (1,028,315)   (1,702,051)   (20,880,807)
                                                                   ----------   -------------   -----------  -------------
Net increase - Class D...........................................      19,037         274,597        99,097      1,160,262
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) in Fund..................................    (888,204)  $ (10,183,918)      660,357  $   5,162,098
                                                                   ==========   =============   ===========  =============

6. FEDERAL INCOME TAX STATUS

At May 31, 2000, the Fund had a net capital loss carryover of approximately $3,237,000 which will available through May 31, 2006 to offset future capital gains to the extent provided by regulations.

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to income from the mark-to-market of passive foreign investment companies.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2000, there were no outstanding forward contracts.

At November 30, 2000 the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan bank N.A., the Fund's custodian.

At November 30, 2000, investments in securities of issuers in Japan represented 34.9% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX           FOR THE          FOR THE       JULY 28, 1997*
                                                             MONTHS ENDED        YEAR ENDED       YEAR ENDED          THROUGH
                                                          NOVEMBER 30, 2000     MAY 31, 2000     MAY 31, 1999      MAY 31, 1998
                                                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $ 11.42             $  8.93          $  8.85           $  8.96
                                                               -------             -------          -------           -------

Income (loss) from investment operations:
   Net investment income (loss).........................         (0.01)               0.02          --                --
   Net realized and unrealized gain (loss)..............         (1.39)               2.47             0.08             (0.11)
                                                               -------             -------          -------           -------

Total income (loss) from investment operations..........         (1.40)               2.49             0.08             (0.11)
                                                               -------             -------          -------           -------

Net asset value, end of period..........................       $ 10.02             $ 11.42          $  8.93           $  8.85
                                                               =======             =======          =======           =======

TOTAL RETURN+...........................................        (11.63)%(1)          28.40%            0.68 %           (1.23)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................          2.03 %(2)(3)        2.10%(3)         2.36 %(3)         2.52 %(2)

Net investment income (loss)............................         (0.41)%(2)(3)        0.00%(3)        (0.12)%(3)         0.03 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................        $1,266              $1,950             $491              $318

Portfolio turnover rate.................................            29 %(1)             94%              31 %             178 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                      FOR THE SIX         FOR THE YEAR ENDED MAY 31,
                                                     MONTHS ENDED         -------------------
                                                  NOVEMBER 30, 2000++     2000++      1999++
                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........          $  11.19           $  8.82     $  8.80
                                                       --------           -------     -------

Income (loss) from investment operations:
   Net investment loss.......................             (0.07)            (0.09)      (0.09)
   Net realized and unrealized gain
   (loss)....................................             (1.33)             2.46        0.11
                                                       --------           -------     -------

Total income (loss) from investment
 operations..................................             (1.40)             2.37        0.02
                                                       --------           -------     -------

Dividends from net investment income.........          --                   --          --
                                                       --------           -------     -------

Capital contribution.........................          --                   --          --
                                                       --------           -------     -------

Net asset value, end of period...............          $   9.79           $ 11.19     $  8.82
                                                       ========           =======     =======

TOTAL RETURN+................................            (11.88)%(1)        27.27 %      0.00 %

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................              2.78 %(2)(4)      2.86 %(4)    3.12 %(4)

Net investment loss..........................             (1.16)%(2)(4)     (0.76)%(4)   (0.88)%(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......           $49,364           $66,038     $48,711

Portfolio turnover rate......................                29 %(1)           94 %        31 %

                                                 FOR THE YEAR ENDED MAY 31,
                                               ----------------------------------
                                               1998*++        1997         1996

---------------------------------------------  ----------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period.........  $   8.92     $  10.28     $   8.54
                                               --------     --------     --------
Income (loss) from investment operations:
   Net investment loss.......................     (0.11)       (0.16)       (0.08)
   Net realized and unrealized gain
   (loss)....................................     (0.01)       (0.88)        1.82
                                               --------     --------     --------
Total income (loss) from investment
 operations..................................     (0.12)       (1.04)        1.74
                                               --------     --------     --------
Dividends from net investment income.........     --           (0.38)       --
                                               --------     --------     --------
Capital contribution.........................     --            0.06        --
                                               --------     --------     --------
Net asset value, end of period...............  $   8.80     $   8.92     $  10.28
                                               ========     ========     ========
TOTAL RETURN+................................     (1.35)%      (9.52)%(3)    20.37 %
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................      3.06 %       2.89 %       2.85 %
Net investment loss..........................     (1.24)%      (1.34)%      (1.09)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......   $69,960     $105,308     $145,254
Portfolio turnover rate......................       178 %         46 %         44 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Includes voluntary capital contribution from Morgan Grenfell Investment Services Limited, the former sub-advisor, the effect of which was to increase total return by 0.59%.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                          FOR THE SIX          FOR THE            FOR THE         JULY 28, 1997*
                                                         MONTHS ENDED         YEAR ENDED         YEAR ENDED          THROUGH
                                                       NOVEMBER 30, 2000     MAY 31, 2000       MAY 31, 1999       MAY 31, 1998
                                                          (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period................        $ 11.21            $  8.83            $  8.80            $  8.96
                                                            -------            -------            -------            -------

Income (loss) from investment operations:
   Net investment loss..............................          (0.03)             (0.07)             (0.06)             (0.09)
   Net realized and unrealized gain (loss)..........          (1.39)              2.45               0.09              (0.07)
                                                            -------            -------            -------            -------

Total income (loss) from investment operations......          (1.42)              2.38               0.03              (0.16)
                                                            -------            -------            -------            -------

Net asset value, end of period......................        $  9.79            $ 11.21            $  8.83            $  8.80
                                                            =======            =======            =======            =======

TOTAL RETURN+.......................................         (11.85)%(1)         27.21 %             0.23 %            (1.79)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................           2.78 %(2)(3)        2.86 %(3)         2.90 %(3)          3.16 %(2)

Net investment loss.................................          (1.16)%(2)(3)       (0.76)%(3)        (0.66)%(3)         (1.37)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............           $844             $1,042               $189                $77

Portfolio turnover rate.............................             29 %(1)            94 %               31 %              178 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                            FOR THE SIX          FOR THE           FOR THE        JULY 28, 1997*
                                                           MONTHS ENDED        YEAR ENDED        YEAR ENDED          THROUGH
                                                         NOVEMBER 30, 2000    MAY 31, 2000      MAY 31, 1999       MAY 31, 1998
                                                            (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................        $ 11.45            $  8.94           $  8.87           $  8.96
                                                              -------            -------           -------           -------

Income (loss) from investment operations:
   Net investment income..............................        --                    0.03              0.04           --
   Net realized and unrealized gain (loss)............          (1.40)              2.48              0.03             (0.09)
                                                              -------            -------           -------           -------

Total income (loss) from investment operations........          (1.40)              2.51              0.07             (0.09)
                                                              -------            -------           -------           -------

Net asset value, end of period........................        $ 10.05            $ 11.45           $  8.94           $  8.87
                                                              =======            =======           =======           =======

TOTAL RETURN+.........................................         (11.43)%(1)         28.48%             0.56%            (1.00)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................           1.78 %(2)(3)        1.86%(3)         2.12%(3)          2.31 %(2)

Net investment income (loss)..........................          (0.16)%(2)(3)        0.24%(3)         0.12%(3)         (0.02)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............         $1,784             $1,813              $530              $850

Portfolio turnover rate...............................             29 %(1)            94%               31%              178 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
INTERNATIONAL
SMALLCAP FUND


[Cover Photo]


SEMIANNUAL REPORT
NOVEMBER 30, 2000